Commitments and Contingencies (Narrative) (Details) $ in Millions	Dec. 31, 2016 USD ($) Institutions
COMMITMENTS AND CONTINGENCIES [Abstract]
Estimated liabilities as component of accrued and other short-term liabilities | $	$ 6.5
Putative class action lawsuits filed | Institutions	2